Other disclosures (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash	R$ 23,122,550	R$ 22,003,439	R$ 16,657,201
Debt instruments	244,414,650	202,912,645	225,212,223
Equity instruments	3,438,107	2,638,772	2,527,504
Loans and amounts due from credit institutions	25,716,845	20,713,315	26,485,913
Loans and advances to customer	517,977,135	490,630,028	464,844,042
Derivatives	29,294,721	21,975,824	21,139,923
Balances with the Brazilian Central Bank	170,867,718	127,637,420	84,915,666
Asset, total	1,014,831,726	888,511,443	841,782,472
Deposits from credit institutions	118,511,957	116,079,014	121,005,909
Customer deposits	583,220,576	489,953,489	468,961,069
Marketable debt securities	124,397,422	107,120,875	79,036,792
Debt Instruments Eligible to Compose Capital	19,626,967	19,537,618	19,641,408
Other financial liabilities	64,793,584	62,593,104	61,448,516
Short positions	19,831,991	22,047,423	12,780,559
Derivatives	24,940,428	18,699,325	24,618,981
Liabilities, total	955,322,925	836,030,848	787,493,234
Difference (assets less liabilities)	59,508,801	52,480,595	54,289,238
On demand [member]
IfrsStatementLineItems [Line Items]
Cash	9,213,539	21,588,648	15,430,680
Debt instruments	412,242	16,743,026	1,612,213
Equity instruments	2,768,129	2,473,827
Loans and amounts due from credit institutions	54,683	53,762	11,176,922
Loans and advances to customer	24,033,838	11,271,204	70,399,332
Derivatives	27,780	5,815
Balances with the Brazilian Central Bank	170,867,718	96,850,321	69,178,841
Asset, total	207,377,929	148,986,603	167,797,988
Deposits from credit institutions	397,566	356,140	10,052,363
Customer deposits	73,434,602	77,834,830	86,051,583
Marketable debt securities		2,206,218
Debt Instruments Eligible to Compose Capital
Other financial liabilities	1,492,807	185,609	3,935,497
Short positions
Derivatives			641,571
Liabilities, total	75,324,975	80,582,797	100,681,014
Difference (assets less liabilities)	132,052,954	68,403,806	67,116,974
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Cash	13,909,011	414,791	1,226,521
Debt instruments	69,310,969	6,128,498	119,780,229
Equity instruments	365,129	42,813
Loans and amounts due from credit institutions	7,259,224	542,117	2,717,359
Loans and advances to customer	130,798,304	123,503,143	82,203,458
Derivatives	7,346,217	4,365,403	8,667,809
Balances with the Brazilian Central Bank		30,787,099	15,736,825
Asset, total	228,988,854	165,783,864	230,332,201
Deposits from credit institutions	43,944,781	95,792,043	60,636,478
Customer deposits	248,146,746	185,158,988	79,687,549
Marketable debt securities	13,968,517	12,355,853	28,052,200
Debt Instruments Eligible to Compose Capital	391,121	6,786,472	5,552,801
Other financial liabilities	15,473,357	35,253,913	770,492
Short positions	722,785	144,261	12,780,559
Derivatives	4,344,309	5,076,938	7,239,697
Liabilities, total	326,991,616	340,568,468	194,719,775
Difference (assets less liabilities)	(98,002,762)	(174,784,604)	35,612,426
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash
Debt instruments	10,259,106	24,066,831	20,352,554
Equity instruments	155,528	116,447
Loans and amounts due from credit institutions	4,100,331	10,740,281	1,748,733
Loans and advances to customer	120,472,284	117,101,333	84,986,074
Derivatives	874,329	2,827,973	2,836,098
Balances with the Brazilian Central Bank
Asset, total	135,861,578	154,852,865	109,923,459
Deposits from credit institutions	57,342,156	236,530	39,748,331
Customer deposits	105,182,508	98,821,185	56,178,087
Marketable debt securities	35,762,179	32,544,969	5,038,906
Debt Instruments Eligible to Compose Capital	812,411	875,575
Other financial liabilities	3,863,003	3,660,383	9,962,122
Short positions	1,672,459	3,083,821
Derivatives	4,013,055	3,131,463	2,503,888
Liabilities, total	208,647,771	142,353,926	113,431,334
Difference (assets less liabilities)	(72,786,193)	12,498,939	(3,507,875)
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash
Debt instruments	120,485,997	51,980,394	5,834,524
Equity instruments	149,321	2,429
Loans and amounts due from credit institutions	13,974,320	8,723,942	10,827,639
Loans and advances to customer	136,237,815	152,555,108	152,608,938
Derivatives	17,727,138	4,661,329	1,645,538
Balances with the Brazilian Central Bank
Asset, total	288,574,591	217,923,202	170,916,639
Deposits from credit institutions	11,884,064	14,468,825	6,681,493
Customer deposits	99,181,326	85,233,350	163,641,875
Marketable debt securities	67,809,219	44,723,451	35,844,265
Debt Instruments Eligible to Compose Capital	1,260,717	1,358,736	14,088,607
Other financial liabilities	43,925,800	23,346,129	11,672,615
Short positions	3,182,266	4,575,483
Derivatives	12,858,091	5,366,782	9,117,265
Liabilities, total	240,101,483	179,072,756	241,046,120
Difference (assets less liabilities)	48,473,108	38,850,446	(70,129,481)
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash
Debt instruments	36,519,808	33,416,823	38,904,369
Equity instruments
Loans and amounts due from credit institutions	320,376	640,701	15,057
Loans and advances to customer	56,969,138	38,944,000	31,902,231
Derivatives	1,035,989	3,033,806	5,989,792
Balances with the Brazilian Central Bank
Asset, total	94,845,311	76,035,330	76,811,449
Deposits from credit institutions	3,024,168	2,902,097	1,656,909
Customer deposits	53,188,713	42,786,508	83,326,774
Marketable debt securities	1,612,849	10,150,295	9,341,229
Debt Instruments Eligible to Compose Capital	1,416,688	1,526,828
Other financial liabilities	38,617	87,904	35,107,790
Short positions	2,741,410	5,395,593
Derivatives	1,674,379	2,975,559	3,773,251
Liabilities, total	63,696,824	65,824,784	133,205,953
Difference (assets less liabilities)	31,148,487	10,210,546	(56,394,504)
Later than five years [member]
IfrsStatementLineItems [Line Items]
Cash
Debt instruments	7,426,528	70,577,073	38,728,334
Equity instruments		3,256	2,527,504
Loans and amounts due from credit institutions	7,911	12,512	203
Loans and advances to customer	49,465,756	47,255,240	42,744,009
Derivatives	2,283,268	7,081,498	2,000,686
Balances with the Brazilian Central Bank
Asset, total	59,183,463	124,929,579	86,000,736
Deposits from credit institutions	1,919,222	2,323,379	2,230,335
Customer deposits	4,086,681	118,628	75,201
Marketable debt securities	5,244,658	5,140,089	760,192
Debt Instruments Eligible to Compose Capital	15,746,030	8,990,007
Other financial liabilities		59,166
Short positions	11,513,071	8,848,265
Derivatives	2,050,594	2,148,583	1,343,309
Liabilities, total	40,560,256	27,628,117	4,409,037
Difference (assets less liabilities)	R$ 18,623,207	R$ 97,301,462	R$ 81,591,699